CRYPTOCURRENCIES (Tables)	6 Months Ended
Jun. 30, 2022
Investment Company [Abstract]
SCHEDULE OF MOVEMENTS OF CRYPTOCURRENCIES

The following table presents the movements of cryptocurrencies for the six months ended June 30, 2022 and 2021, respectively:

	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021
	(Unaudited)	(Unaudited)
Beginning balance	$829,165	$-
Receipt of cryptocurrencies from mining activities	3,235,134	814,772
Purchases of cryptocurrencies	1,063,837	-
Sales of cryptocurrencies	(4,093,524)	(638,183)
Payment of cryptocurrencies for other expenses	(113,556)	-
Realized gain on sale of cryptocurrencies	527,005	41,345
Impairment loss on cryptocurrencies	(1,179,078)	(42,447)
Ending balance	$268,983	$175,487